FINANCING AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of Assets Based on Categories	The following table
summarizes assets and liabilities based on their categories at
December 31, 2024:

	December 31, 2024
	Carrying amount in the consolidated statements of financial position	Non- financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	6,400	—	6,400	—	—	—
Restricted cash	84	—	84	—	—	—
Trade accounts receivable and other	3,375	—	3,151	—	224	—
Inventories	16,501	16,501	—	—	—	—
Prepaid expenses and other current assets	3,022	1,292	1,425	—	—	305
Total current assets	29,382	17,793	11,060	—	224	305

Non-current assets:
Goodwill and intangible assets	4,453	4,453	—	—	—	—
Property, plant and equipment and biological assets	33,311	33,237	—	74	—	—
Investments in associates and joint ventures	11,420	11,420	—	—	—	—
Other investments	299	—	—	—	299	—
Deferred tax assets	8,942	8,942	—	—	—	—
Other assets	1,578	445	864	136	—	133
Total non-current assets	60,003	58,497	864	210	299	133
Total assets	89,385	76,290	11,924	210	523	438

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,748	—	2,748	—	—	—
Trade accounts payable and other	12,921	—	12,921	—	—	—
Short-term provisions	938	906	32	—	—	—
Accrued expenses and other liabilities	4,738	773	3,638	—	—	327
Income tax liabilities	480	480	—	—	—	—
Total current liabilities	21,825	2,159	19,339	—	—	327

Non-current liabilities:
Long-term debt, net of current portion	8,815	—	8,815	—	—	—
Deferred tax liabilities	2,338	2,338	—	—	—	—
Deferred employee benefits	2,338	2,338	—	—	—	—
Long-term provisions	1,361	1,359	2	—	—	—
Other long-term obligations	1,422	322	757	—	—	343
Total non-current liabilities	16,274	6,357	9,574	—	—	343

Equity:
Equity attributable to the equity holders of the parent	49,223	49,223	—	—	—	—
Non-controlling interests	2,063	2,063	—	—	—	—
Total equity	51,286	51,286	—	—	—	—
Total liabilities and equity	89,385	59,802	28,913	—	—	670

	December 31, 2023
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	7,686	—	7,686	—	—	—
Restricted cash	97	—	97	—	—	—
Trade accounts receivable and other	3,661	—	3,491	—	170	—
Inventories	18,759	18,759	—	—	—	—
Prepaid expenses and other current assets	3,037	1,304	1,090	—	—	643
Total current assets	33,240	20,063	12,364	—	170	643

Non-current assets:
Goodwill and intangible assets	5,102	5,102	—	—	—	—
Property, plant and equipment and biological assets	33,656	33,592	—	64	—	—
Investments in associates and joint ventures	10,078	10,078	—	—	—	—
Other investments	513	—	—	—	513	—
Deferred tax assets	9,469	9,469	—	—	—	—
Other assets	1,859	465	1,095	136	—	163
Total non-current assets	60,677	58,706	1,095	200	513	163
Total assets	93,917	78,769	13,459	200	683	806

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,312	—	2,312	—	—	—
Trade accounts payable and other	13,605	—	13,605	—	—	—
Short-term provisions	588	561	27	—	—	—
Accrued expenses and other liabilities	4,967	892	3,715	—	—	360
Income tax liabilities	297	297	—	—	—	—
Total current liabilities	21,769	1,750	19,659	—	—	360

Non-current liabilities:
Long-term debt, net of current portion	8,369	—	8,369	—	—	—
Deferred tax liabilities	2,432	2,432	—	—	—	—
Deferred employee benefits	2,741	2,741	—	—	—	—
Long-term provisions	1,477	1,477	—	—	—	—
Other long-term obligations	1,061	439	546	—	—	76
Total non-current liabilities	16,080	7,089	8,915	—	—	76

Equity:
Equity attributable to the equity holders of the parent	53,961	53,961	—	—	—	—
Non-controlling interests	2,107	2,107	—	—	—	—
Total equity	56,068	56,068	—	—	—	—
Total liabilities and equity	93,917	64,907	28,574	—	—	436

Disclosure of Liabilities Based on Categories	The following table
summarizes assets and liabilities based on their categories at
December 31, 2024:

	December 31, 2024
	Carrying amount in the consolidated statements of financial position	Non- financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	6,400	—	6,400	—	—	—
Restricted cash	84	—	84	—	—	—
Trade accounts receivable and other	3,375	—	3,151	—	224	—
Inventories	16,501	16,501	—	—	—	—
Prepaid expenses and other current assets	3,022	1,292	1,425	—	—	305
Total current assets	29,382	17,793	11,060	—	224	305

Non-current assets:
Goodwill and intangible assets	4,453	4,453	—	—	—	—
Property, plant and equipment and biological assets	33,311	33,237	—	74	—	—
Investments in associates and joint ventures	11,420	11,420	—	—	—	—
Other investments	299	—	—	—	299	—
Deferred tax assets	8,942	8,942	—	—	—	—
Other assets	1,578	445	864	136	—	133
Total non-current assets	60,003	58,497	864	210	299	133
Total assets	89,385	76,290	11,924	210	523	438

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,748	—	2,748	—	—	—
Trade accounts payable and other	12,921	—	12,921	—	—	—
Short-term provisions	938	906	32	—	—	—
Accrued expenses and other liabilities	4,738	773	3,638	—	—	327
Income tax liabilities	480	480	—	—	—	—
Total current liabilities	21,825	2,159	19,339	—	—	327

Non-current liabilities:
Long-term debt, net of current portion	8,815	—	8,815	—	—	—
Deferred tax liabilities	2,338	2,338	—	—	—	—
Deferred employee benefits	2,338	2,338	—	—	—	—
Long-term provisions	1,361	1,359	2	—	—	—
Other long-term obligations	1,422	322	757	—	—	343
Total non-current liabilities	16,274	6,357	9,574	—	—	343

Equity:
Equity attributable to the equity holders of the parent	49,223	49,223	—	—	—	—
Non-controlling interests	2,063	2,063	—	—	—	—
Total equity	51,286	51,286	—	—	—	—
Total liabilities and equity	89,385	59,802	28,913	—	—	670

	December 31, 2023
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	7,686	—	7,686	—	—	—
Restricted cash	97	—	97	—	—	—
Trade accounts receivable and other	3,661	—	3,491	—	170	—
Inventories	18,759	18,759	—	—	—	—
Prepaid expenses and other current assets	3,037	1,304	1,090	—	—	643
Total current assets	33,240	20,063	12,364	—	170	643

Non-current assets:
Goodwill and intangible assets	5,102	5,102	—	—	—	—
Property, plant and equipment and biological assets	33,656	33,592	—	64	—	—
Investments in associates and joint ventures	10,078	10,078	—	—	—	—
Other investments	513	—	—	—	513	—
Deferred tax assets	9,469	9,469	—	—	—	—
Other assets	1,859	465	1,095	136	—	163
Total non-current assets	60,677	58,706	1,095	200	513	163
Total assets	93,917	78,769	13,459	200	683	806

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,312	—	2,312	—	—	—
Trade accounts payable and other	13,605	—	13,605	—	—	—
Short-term provisions	588	561	27	—	—	—
Accrued expenses and other liabilities	4,967	892	3,715	—	—	360
Income tax liabilities	297	297	—	—	—	—
Total current liabilities	21,769	1,750	19,659	—	—	360

Non-current liabilities:
Long-term debt, net of current portion	8,369	—	8,369	—	—	—
Deferred tax liabilities	2,432	2,432	—	—	—	—
Deferred employee benefits	2,741	2,741	—	—	—	—
Long-term provisions	1,477	1,477	—	—	—	—
Other long-term obligations	1,061	439	546	—	—	76
Total non-current liabilities	16,080	7,089	8,915	—	—	76

Equity:
Equity attributable to the equity holders of the parent	53,961	53,961	—	—	—	—
Non-controlling interests	2,107	2,107	—	—	—	—
Total equity	56,068	56,068	—	—	—	—
Total liabilities and equity	93,917	64,907	28,574	—	—	436

Disclosure of Fair Value Measurement of Assets	The following tables summarize the bases used to measure
certain financial assets and financial liabilities at their fair value on recurring basis.

As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	88	—	211	299
Trade accounts receivable and other subject to TSR programs*	—	—	224	224
Derivative financial current assets	—	305	—	305
Derivative financial non-current assets	—	133	—	133
Total assets at fair value	88	438	435	961
Liabilities at fair value:
Derivative financial current liabilities	—	327		327
Derivative financial non-current liabilities	—	311	32	343
Total liabilities at fair value	—	638	32	670
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	315	—	198	513
Trade accounts receivable and other subject to TSR programs*	—	—	170	170
Derivative financial current assets	—	643	—	643
Derivative financial non-current assets	—	163	—	163
Total assets at fair value	315	806	368	1,489
Liabilities at fair value:
Derivative financial current liabilities	—	332	28	360
Derivative financial non-current liabilities	—	22	54	76
Total liabilities at fair value	—	354	82	436
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instrument classified as Level 3:

Electricity option
Balance as of December 31, 2022	—
Change in fair value	(82)
Balance as of December 31, 2023	(82)
Change in fair value	50
Balance as of December 31, 2024	(32)

Disclosure of Fair Value Measurement of Liabilities	The following tables summarize the bases used to measure
certain financial assets and financial liabilities at their fair value on recurring basis.

As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	88	—	211	299
Trade accounts receivable and other subject to TSR programs*	—	—	224	224
Derivative financial current assets	—	305	—	305
Derivative financial non-current assets	—	133	—	133
Total assets at fair value	88	438	435	961
Liabilities at fair value:
Derivative financial current liabilities	—	327		327
Derivative financial non-current liabilities	—	311	32	343
Total liabilities at fair value	—	638	32	670
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	315	—	198	513
Trade accounts receivable and other subject to TSR programs*	—	—	170	170
Derivative financial current assets	—	643	—	643
Derivative financial non-current assets	—	163	—	163
Total assets at fair value	315	806	368	1,489
Liabilities at fair value:
Derivative financial current liabilities	—	332	28	360
Derivative financial non-current liabilities	—	22	54	76
Total liabilities at fair value	—	354	82	436
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instrument classified as Level 3:

Electricity option
Balance as of December 31, 2022	—
Change in fair value	(82)
Balance as of December 31, 2023	(82)
Change in fair value	50
Balance as of December 31, 2024	(32)

Disclosure of Detailed Information About Borrowings	Short-term debt, including the current portion of long-term debt, consisted of the following:

	December 31,
	2024	2023
Short-term bank loans and other credit facilities including commercial paper [1]	1,016	980
Current portion of long-term debt	1,550	1,125
Lease obligations[2]	182	207
Total	2,748	2,312
1.The weighted average interest rate on short-term borrowings outstanding was
5.0% and 5.5% as of December 31, 2024 and 2023, respectively.
2.See note 7.
Long-term debt is comprised of the following:

				December 31,
				2024	2023
	Year of maturity	Type of Interest	Interest rate[1]	Carrying amount at amortized cost
Corporate
5.5 billion Revolving Credit Facility	2029	Floating	—	—	—
€1.0 billion Unsecured Notes	2024	Fixed	2.25%	—	585
750 Unsecured Notes	2024	Fixed	3.60%	—	290
500 Unsecured Notes	2025	Fixed	6.13%	184	183
€750 million Unsecured Notes	2025	Fixed	1.75%	778	826
750 Unsecured Notes	2026	Fixed	4.55%	400	400
€600 million Unsecured Notes	2026	Fixed	4.88%	621	659
1.2 billion Unsecured Notes	2027	Fixed	6.55%	1,196	1,195
€500 million Unsecured Notes	2028	Fixed	3.13%	515	—
500 Unsecured Notes	2029	Fixed	4.25%	496	496
€500 million Unsecured Notes	2031	Fixed	3.50%	513	—
1.0 billion Unsecured Notes	2032	Fixed	6.80%	990	989
500 Unsecured Notes	2034	Fixed	6.00%	496	—
1.5 billion Unsecured Bonds	2039	Fixed	7.00%	672	672
1.0 billion Unsecured Notes	2041	Fixed	6.75%	428	428
500 Unsecured Notes	2054	Fixed	6.35%	491	—
EIB loan	2025	Fixed	1.16%	15	81
EIB loan	2025-2032	Floating	3.87%	273	309
Schuldschein loans	2025-2027	Fixed	2.5% - 3.0%	94	100
Schuldschein loans	2025-2027	Floating	3.8% - 4.1%	659	699
Other loans	2025-2035	Floating	2.9% - 3.8%	191	223
Total Corporate				9,012	8,135
Subsidiaries
Other loans				501	420
Total				9,513	8,555
Less current portion of long-term debt				(1,550)	(1,125)
Total long-term debt (excluding lease obligations)				7,963	7,430
Long-term lease obligations[2]				852	939
Total long-term debt, net of current portion				8,815	8,369
1.Rates applicable to balances outstanding at December 31, 2024. For debt that has been redeemed in its entirety during 2024, the interest rates refer to the rates at repayment date.
2.Net of current portion of 182 and 207 as of December 31, 2024 and 2023, respectively. See note 7.
The following table provides details of the outstanding bonds on maturity, the original coupons and the current interest rates for the bonds impacted by changes in the long-term credit rating:

Initial value	Nominal amount of outstanding value	Date of issuance	Repayment date	Interest rate[1]	Issued at
500 Unsecured Notes	184	Jun 1, 2015	Jun 1, 2025	6.13%	100.00%
€750 million Unsecured Notes	€750 million	Nov 19, 2019	Nov 19, 2025	1.75%	99.41%
750 Unsecured Notes	401	Mar 11, 2019	Mar 11, 2026	4.55%	99.72%
€600 million Unsecured Notes	€600 million	Sep 26, 2022	Sep 28, 2026	4.88%	99.65%
1.2 billion Unsecured Bonds	1.2 Billion	Nov 29, 2022	Nov 29, 2027	6.55%	99.91%
€500 million Unsecured Notes	€500 million	Dec 13, 2024	Dec 13, 2028	3.13%	99.52%
500 Unsecured Notes	500	Jul 16, 2019	Jul 16, 2029	4.25%	99.00%
€500 million Unsecured Notes	€500 million	Dec 13, 2024	Dec 13, 2031	3.50%	99.21%
1.0 billion Unsecured Bonds	1.0 Billion	Nov 29, 2022	Nov 29, 2032	6.80%	99.37%
500 Unsecured Notes	500	Jun 17, 2024	Jun 17, 2034	6.00%	99.86%
1.0 billion Unsecured Bonds	457	Oct 8, 2009	Oct 15, 2039	7.00%	95.20%
500 Unsecured Bonds	229	Aug 5, 2010	Oct 15, 2039	7.00%	104.84%
1.0 billion Unsecured Notes	434	Mar 7, 2011	Mar 1, 2041	6.75%	99.18%
500 Unsecured Notes	500	Jun 17, 2024	Jun 17, 2054	6.35%	99.32%
1.Rate applicable at December 31, 2024.

Disclosure of Maturity Analysis for Non-derivative Financial Liabilities	As of December 31, 2024 the scheduled maturities of short-term debt, long-term debt and long-term lease obligations, including their current portion are as follows:

Year of maturity	Amount
2025	2,748
2026	1,293
2027	1,936
2028	665
2029	629
Subsequent years	4,292
Total	11,563

	December 31, 2024
	Carrying amount	Contractual Cash Flow	2025	2026	from 2027 to 2029	After 2029
Non-derivative financial liabilities
Bonds	(7,871)	(11,510)	(1,374)	(1,406)	(3,068)	(5,662)
Loans over 100	(1,250)	(1,829)	(584)	(70)	(441)	(734)
Trade and other payables	(12,921)	(12,921)	(12,921)	—	—	—
Other loans and leases	(2,442)	(2,842)	(1,326)	(293)	(719)	(504)
Total	(24,484)	(29,102)	(16,205)	(1,769)	(4,228)	(6,900)
Derivative financial liabilities
Foreign exchange contracts	(518)	(518)	(240)	(120)	(136)	(22)
Commodity contracts[1]	(152)	(152)	(83)	(34)	(35)	—
Total	(670)	(670)	(323)	(154)	(171)	(22)
1.Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2023
	Carrying amount	Contractual Cash Flow	2024	2025	from 2026 to 2028	After 2028
Non-derivative financial liabilities
Bonds	(6,812)	(9,393)	(1,223)	(1,329)	(2,963)	(3,878)
Loans over 100	(1,345)	(1,942)	(237)	(457)	(462)	(786)
Trade and other payables	(13,605)	(13,605)	(13,605)	—	—	—
Other loans and leases	(2,525)	(2,931)	(1,333)	(339)	(665)	(594)
Total	(24,287)	(27,871)	(16,398)	(2,125)	(4,090)	(5,258)
Derivative financial liabilities
Foreign exchange contracts	(142)	(142)	(139)	(1)	(2)	—
Commodity contracts[1]	(294)	(294)	(221)	(19)	—	(54)
Total	(436)	(436)	(360)	(20)	(2)	(54)
1.Commodity contracts include base metals, freight, energy and emission rights.
Disclosure of Estimated Fair Value and Carrying Value of Debt	The following tables summarize the Company’s bases used to
estimate its debt at fair value. Fair value measurement has been classified into three levels based upon a fair value hierarchy that reflects the significance of the inputs used in making the
measurements.

As of December 31, 2024	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates	8,957	8,008	1,030	—	9,038
Instruments payable bearing interest at variable rates	1,590	—	1,609	—	1,609
Total long-term debt, including current portion	10,547	8,008	2,639	—	10,647
Short term bank loans and other credit facilities including commercial paper	1,016	—	1,023	—	1,023

As of December 31, 2023	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates	8,165	6,969	1,273	—	8,242
Instruments payable bearing interest at variable rates	1,536	—	1,539	—	1,539
Total long-term debt, including current portion	9,701	6,969	2,812	—	9,781
Short term bank loans and other credit facilities including commercial paper	980	—	988	—	988

Disclosure of Cash and Cash Equivalents	Cash and cash equivalents consisted of the following:

	December 31,
	2024	2023
Cash at bank	4,355	5,405
Term deposits	949	774
Money market funds[1]	1,096	1,507
Total	6,400	7,686
1Money market funds are highly liquid investments with a maturity of 3 months or less from the date of acquisition.
Reconciliation of Liabilities Arising from Financing Activities	The table below details changes in the Company's liabilities arising from financing activities, including both cash and non-
cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Company's consolidated statements of cash
flows from financing activities.

	Long-term debt, net of current portion	Short-term debt and current portion of long term debt
Balance as of December 31, 2022 (note 6.1.2)	9,067	2,583
Proceeds from long-term debt	134	—
Payments of long-term debt	(16)	—
Amortized cost	8	(3)
Proceeds from short-term debt	—	218
Payments of short-term debt	—	(1,670)
Current portion of long-term debt	(1,332)	1,332
Payments of principal portion of lease liabilities (note 7) [1]	(8)	(245)
Additions to lease liabilities (notes 5.2 and 7)	250	38
Unrealized foreign exchange effects and other movements	266	59
Balance as of December 31, 2023 (note 6.1.2)	8,369	2,312
Proceeds from long-term debt	2,227	—
Payments of long-term debt	(61)	—
Amortized cost	6	2
Proceeds from short-term debt	—	257
Payments of short-term debt	—	(1,192)
Current portion of long-term debt	(1,732)	1,732
Payments of principal portion of lease liabilities (note 7) [1]	(10)	(214)
Additions to lease liabilities (notes 5.2 and 7)	186	23
Unrealized foreign exchange effects and other movements	(170)	(172)
Balance as of December 31, 2024 (note 6.1.2)	8,815	2,748
1.Cash payments decreasing the outstanding liability relating to leases are classified under payments of principal portion of lease liabilities and other financing activities in the Company's consolidated statements of cash flows.
Schedule of Net Debt by Currency	The Company monitors its net debt in order to manage its capital. The following tables present the structure of the Company’s net debt by original currency translated into USD at December 31, 2024 and December 31, 2023:

As of December 31, 2024	Total	EUR	USD	ARS	BRL	INR	Other
Short-term debt and current portion of long-term debt	2,748	2,088	348	—	22	1	289
Long-term debt, net of current portion	8,815	2,790	5,378	—	80	186	381
Cash and cash equivalents and restricted cash	(6,484)	(3,969)	(1,183)	(489)	(237)	(83)	(523)
Net debt	5,079	909	4,543	(489)	(135)	104	147

As of December 31, 2023	Total	EUR	USD	ARS	BRL	INR	Other
Short-term debt and current portion of long-term debt	2,312	1,414	533	—	31	68	266
Long-term debt, net of current portion	8,369	3,312	4,560	—	86	1	410
Cash and cash equivalents, restricted cash and other restricted funds	(7,783)	(5,660)	(886)	(461)	(171)	(62)	(543)
Net debt	2,898	(934)	4,207	(461)	(54)	7	133

Disclosure of Detailed Information About Financial Instruments	The following tables summarize this portfolio:

	December 31, 2024
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	8	—	20	—
Total interest rate instruments		—		—

Foreign exchange rate instruments
Forward purchase contracts	499	35	195	(39)
Forward sale contracts	59	6	1,088	(113)
Currency swaps sales	1,189	7	3,734	(55)
Currency swaps purchases	2,614	151	1,701	(17)
Exchange option purchases	4,203	67	75	—
Exchange options sales	1	—	3,602	(294)
Total foreign exchange rate instruments		266		(518)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	386	26	302	(44)
Term contracts purchases	571	146	651	(76)
Options sales/purchases	3	—	—	—
Total raw materials (base metals), freight, energy, emission rights		172		(120)
Total		438		(638)

	December 31, 2023
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	221	—	453	—
Total interest rate instruments		—		—

Foreign exchange rate instruments
Forward purchase contracts	1,198	60	4,114	(82)
Forward sale contracts	2,510	53	825	(11)
Exchange option purchases	619	34	760	(3)
Exchange options sales	920	19	608	(46)
Total foreign exchange rate instruments		166		(142)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	1,350	373	486	(46)
Term contracts purchases	1,538	267	1,235	(166)
Option sales/purchases	18	—	—	—
Total raw materials (base metals), freight, energy, emission rights		640		(212)
Total		806		(354)
Fair values of raw material, freight, energy and emission rights instruments categorized as Level 2 are as follows:

	December 31,
	2024	2023
Base metals	(11)	(3)
Freight	3	12
Energy (oil, gas, electricity)	60	401
Emission rights	—	18
Total	52	428

Derivative assets associated with raw materials, energy, freight and emission rights	172	640
Derivative liabilities associated with raw materials, energy, freight and emission rights	(120)	(212)
Total	52	428

Analysis of Financing Costs	Financing costs - net recognized in the years ended
December 31, 2024, 2023 and 2022 are as follows:

	Year ended December 31,
	2024	2023	2022
Interest expense	(510)	(715)	(401)
Interest income	400	570	188
Accretion of defined benefit obligations and other long term liabilities	(202)	(243)	(51)
Net foreign exchange (loss)/ gain	(565)	(48)	191
Other[1]	(297)	(423)	(261)
Total	(1,174)	(859)	(334)
1.Other mainly included expenses related to true sale of receivables (“TSR”)
programs and bank fees. In 2024, Other included also 83 expense relating to the fair value at acquisition date of the forward in connection with the Vallourec acquisition (see note 2.4.2). In 2023, Other included 66 relating to the term extension of mandatorily convertible bonds (see note 11.2).

Disclosure of Capital Management

	December 31,
	2024	2023
Total equity	51,286	56,068
Net debt	5,079	2,898
Gearing	9.9%	5.2%

Disclosure of Nature and Extent of Risks Arising from Financial Instruments	The structure
of trade receivables and trade payables by original currency translated in USD is as follows as of December 31, 2024:

	December 31, 2024
	Trade receivables	Trade payables
USD	770	4,439
EUR	931	5,452
BRL	772	753
PLN	261	614
MAD	178	232
ZAR	87	401
ARS	70	59
GBP	66	138
UAH	59	120
CAD	36	478
MXN	11	103
Other	134	132
Total	3,375	12,921

Sensitivity Analysis for Types of Market Risk	The sensitivity analysis carried out by the Company considers the effects on its trade receivables and trade payables of a 10%
increase or decrease between the relevant foreign currencies and the U.S. dollar.

	10% increase		10% decrease
	Trade receivables	Trade payables	Trade receivables	Trade payables
EUR	93	545	(93)	(545)
BRL	77	75	(77)	(75)
PLN	26	61	(26)	(61)
MAD	18	23	(18)	(23)
ZAR	9	40	(9)	(40)
ARS	7	6	(7)	(6)
GBP	7	14	(7)	(14)
UAH	6	12	(6)	(12)
CAD	4	48	(4)	(48)
MXN	1	10	(1)	(10)

	December 31, 2024
	Income (loss)	Other Equity
10% strengthening in U.S. dollar	(276)	(70)
10% strengthening in Euro	63	—
10% weakening in U.S. dollar	248	89
10% weakening in Euro	(77)	—

	December 31, 2023
	Income (loss)	Other Equity
10% strengthening in U.S. dollar	(157)	171
10% strengthening in Euro	77	—
10% weakening in U.S. dollar	168	(148)
10% weakening in Euro	(94)	—

	December 31, 2024
	Floating portion of net debt[1]	Interest Rate Swaps/ Forward Rate Agreements
100 bp increase	39	1
100 bp decrease	(39)	(1)

	December 31, 2023
	Floating portion of net debt[1]	Interest Rate Swaps/ Forward Rate Agreements
100 bp increase	53	1
100 bp decrease	(53)	(1)
1.See note 6.1.4 for a description of net debt (including fixed and floating portion).
The following tables detail the Company’s sensitivity to a 10%
increase and decrease in the price of the relevant base metals, energy, freight and emissions rights. The sensitivity analysis includes only outstanding, un-matured derivative instruments either held for trading at fair value through the consolidated statements of operations or designated in hedge accounting
relationships.

	December 31, 2024
	Income (loss)	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	3	12
Iron Ore	—	10
Freight	—	3
Emission rights	—	—
Energy	(2)	23
'-10% in prices
Base Metals	(3)	(12)
Iron Ore	—	(10)
Freight	—	(3)
Emission rights	—	—
Energy	2	(23)

	December 31, 2023
	Income (loss)	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	(1)	18
Iron Ore	(2)	4
Freight	—	3
Emission rights	(12)	—
Energy	—	71
'-10% in prices
Base Metals	1	(18)
Iron Ore	2	(4)
Freight	—	(3)
Emission rights	12	—
Energy	—	(71)

Disclosure of Maturity Analysis for Derivative Financial Liabilities

	December 31, 2024
	Carrying amount	Contractual Cash Flow	2025	2026	from 2027 to 2029	After 2029
Non-derivative financial liabilities
Bonds	(7,871)	(11,510)	(1,374)	(1,406)	(3,068)	(5,662)
Loans over 100	(1,250)	(1,829)	(584)	(70)	(441)	(734)
Trade and other payables	(12,921)	(12,921)	(12,921)	—	—	—
Other loans and leases	(2,442)	(2,842)	(1,326)	(293)	(719)	(504)
Total	(24,484)	(29,102)	(16,205)	(1,769)	(4,228)	(6,900)
Derivative financial liabilities
Foreign exchange contracts	(518)	(518)	(240)	(120)	(136)	(22)
Commodity contracts[1]	(152)	(152)	(83)	(34)	(35)	—
Total	(670)	(670)	(323)	(154)	(171)	(22)
1.Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2023
	Carrying amount	Contractual Cash Flow	2024	2025	from 2026 to 2028	After 2028
Non-derivative financial liabilities
Bonds	(6,812)	(9,393)	(1,223)	(1,329)	(2,963)	(3,878)
Loans over 100	(1,345)	(1,942)	(237)	(457)	(462)	(786)
Trade and other payables	(13,605)	(13,605)	(13,605)	—	—	—
Other loans and leases	(2,525)	(2,931)	(1,333)	(339)	(665)	(594)
Total	(24,287)	(27,871)	(16,398)	(2,125)	(4,090)	(5,258)
Derivative financial liabilities
Foreign exchange contracts	(142)	(142)	(139)	(1)	(2)	—
Commodity contracts[1]	(294)	(294)	(221)	(19)	—	(54)
Total	(436)	(436)	(360)	(20)	(2)	(54)
1.Commodity contracts include base metals, freight, energy and emission rights.
Disclosure of Information About Terms and Conditions of Cash Flow Hedges	The following tables present the periods in which the derivatives designated as cash flows hedges are expected to mature:

	December 31, 2024
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2026	After 2026
Foreign exchange contracts	(194)	(10)	(12)	(23)	(60)	(89)
Commodities	61	11	—	8	(16)	58
Emission rights	—	—	—	—	—	—
Total	(133)	1	(12)	(15)	(76)	(31)

	December 31, 2023
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2025	After 2025
Foreign exchange contracts	(38)	(3)	(34)	(1)	—	—
Commodities	412	50	70	171	60	61
Emission rights	—	—	—	—	—	—
Total	374	47	36	170	60	61
The
following table presents the periods in which the realized and unrealized gains or losses on derivatives designated as cash flows hedges recognized in other comprehensive income, net of tax, are expected to impact the consolidated statements of operations:

	December 31, 2024
	Cash flow hedge reserve[1]	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2026	After 2026
Foreign exchange contracts	(184)	(9)	(9)	(18)	(59)	(89)
Commodity contracts	296	40	44	95	69	48
Emission rights	844	—	—	—	48	796
Total	956	31	35	77	58	755
1.The cash flow hedge reserve balance as of December 31, 2024 includes 365 deferred gains for the Company's share of such reserves at its equity method investments, which are not included in the table above (417 as of December 31, 2023).

	December 31, 2023
	Cash flow hedge reserve[1]	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2025	After 2025
Foreign exchange contracts	28	5	2	10	11	—
Commodity contracts	633	35	69	169	233	127
Emission rights	900	—	—	—	—	900
Total	1,561	40	71	179	244	1,027
1.The cash flow hedge reserve balance as of December 31, 2023 also includes 417 deferred gains for the Company's share of such reserves at its equity method investments, which are not included in the table above (1,023 as of December 31, 2022).

Disclosure of Detailed Information About Hedging Instruments	The following tables summarize the effect of hedge accounting on ArcelorMittal’s consolidated statement of financial position, statement of comprehensive income and statement of changes in equity.

	December 31, 2024
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/forward/swap contracts	1,472	9	(54)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Foreign exchange risk - Option/forward/swap contracts	1,326	43	(192)	Other assets/Other long-term obligations
Price risk - Commodities Options/forwards	354	50	(31)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities Options/forwards	254	61	(19)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	—	—	—	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Total		163	(296)
Current derivative assets classified as cash flow hedge		59
Other current derivative assets		246
Total current derivative assets (note 4.5)		305
Non-current derivative assets classified as cash flow hedge		104
Other non-current derivative assets		29
Total non-current derivative assets (note 4.6)		133
Current derivative liabilities classified as cash flow hedge			(85)
Other current derivative liabilities			(242)
Total current derivative liabilities (note 4.8)			(327)
Non-current derivative liabilities classified as cash flow hedge			(211)
Other non-current derivative liabilities			(132)
Total non-current derivative liabilities (note 9.2)			(343)

	December 31, 2024
Hedging Instruments	Cash flow hedge reserve at December 31, 2023	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve[1] at December 31, 2024
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	28	(152)	(18)	(42)	Sales	(184)
Price risk - Commodities Option/Forward contracts	633	(105)	82	(314)	Sales, Cost of sales	296
Price risk - Emission rights forwards	900	(54)	(2)	—	Cost of sales	844
Total	1,561	(311)	62	(356)		956
1.The cash flow hedge reserve balance as of December 31, 2024 also includes 365 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above.
.

	December 31, 2023
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/ Forward contracts	2,840	12	(50)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Foreign exchange risk - Option/ Forward/Swap contracts	—	—	—	Other assets/Other long-term obligations
Price risk - Commodities forwards	1,118	361	(70)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities forwards	524	127	(6)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	—	—	—	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Total		500	(126)
Current derivative assets classified as cash flow hedge		373
Other current derivative assets		270
Total current derivative assets (note 4.5)		643
Non-current derivative assets classified as cash flow hedge		127
Other non-current derivative assets		36
Total non-current derivative assets (note 4.6)		163
Current derivative liabilities classified as cash flow hedge			(120)
Other current derivative liabilities			(240)
Total current derivative liabilities (note 4.8)			(360)
Non-current derivative liabilities classified as cash flow hedge			(6)
Other non-current derivative liabilities			(70)
Total non-current derivative liabilities (note 9.2)			(76)

	December 31, 2023
Hedging Instruments	Cash flow hedge reserve at December 31, 2022	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve[1] at December 31, 2023
Cash flow hedges
Foreign exchange risk - Option/ Forward contracts	13	16	(17)	16	Sales	28
Price risk - Commodities forwards[1]	1,020	(402)	(10)	25	Sales, Cost of sales	633
Price risk - Emission rights forwards	849	54	(3)	—	Cost of sales	900
Total	1,882	(332)	(30)	41		1,561
1.The cash flow hedge reserve balance as of December 31, 2023 also includes 417 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above
The following tables summarizes the historical gain/loss that will be recycled to the consolidation statements of operations when the hedged assets are disposed of.

	December 31, 2024[1]
Date traded	Date maturity /unwound	Notional	OCI gross	Deferred tax	OCI net of deferred tax
December, 2014	January, 2016	375	83	(24)	59
May, 2015	March, 2020	500	11	(3)	8
May, 2015	July, 2019	500	(16)	5	(11)
March, 2018	June, 2018	100	8	(2)	6
April, 2019	November, 2019	200	11	(3)	8
Total			97	(27)	70
1.In 2024 and in 2023, the Company did not designate any new CCS as net investment hedge.

	December 31, 2024
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2024	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	—	—	—	N/a	—	N/a	70
Foreign exchange risk - EUR debt	4,319	—	4,303	Short-term debt and current portion of long- term debt; long- term debt, net of current portion	—	N/a	564
Total	4,319	—	4,303		—		634

	December 31, 2023
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2023	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	—	—	—	N/a	—	N/a	70
Foreign exchange risk - EUR debt	4,017	—	4,009	Short-term debt and current portion of long-term debt; long-term debt, net of current portion	—	N/a	332
Total	4,017	—	4,009		—		402